Annual Total Returns - Fidelity® SAI Emerging Markets Index Fund [BarChart] - 10.31 Fidelity SAI Emerging Markets Index Fund PRO-09 - Fidelity® SAI Emerging Markets Index Fund	Dec. 30, 2020
Bar Chart Table:
Annual Return, Inception Date	Jan. 05, 2016
Fidelity SAI Emerging Markets Index Fund-Default
Bar Chart Table:
Annual Return 2017	37.60%
Annual Return 2018	(14.48%)
Annual Return 2019	18.20%